Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Long-term deposits	$ 4,804,224	$ 14,955,778	$ 32,639,373
CLP [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Long-term deposits	$ 4,804,224
CLP [Member] | Banco Santander - Chile Due on January 05, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2016
Due date of deposits		01-05-2017
Deposits monthly interest rate		0.33%
Long-term deposits		$ 1,250,550
CLP [Member] | Banco Santander - Chile Due on January 10, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-28-2016
Due date of deposits		01-10-2017
Deposits monthly interest rate		0.33%
Long-term deposits		$ 2,400,792
CLP [Member] | Banco Santander - Chile Due on January 25, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-29-2016
Due date of deposits		01-25-2017
Deposits monthly interest rate		0.34%
Long-term deposits		$ 5,701,292
CLP [Member] | Banco Santander - Chile Due on January 26, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-28-2016
Due date of deposits		01-26-2017
Deposits monthly interest rate		0.33%
Long-term deposits		$ 5,401,782
CLP [Member] | Banco Consorcio - Chile Due on January 06, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-30-2015
Due date of deposits			01-06-2016
Deposits monthly interest rate			0.35%
Long-term deposits			$ 3,512,658
CLP [Member] | Banco Consorcio - Chile Due on January 20, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2015
Due date of deposits			01-20-2016
Deposits monthly interest rate			0.34%
Long-term deposits			$ 800,181
CLP [Member] | Banco Consorcio - Chile Due on January 25, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2015
Due date of deposits			01-25-2016
Deposits monthly interest rate			0.35%
Long-term deposits			$ 2,850,665
CLP [Member] | Banco Consorcio - Chile Due on January 12, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-14-2015
Due date of deposits			01-12-2016
Deposits monthly interest rate			0.32%
Long-term deposits			$ 37,568
CLP [Member] | Banco Consorcio - Chile Due on January 29, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2015
Due date of deposits			01-29-2016
Deposits monthly interest rate			0.36%
Long-term deposits			$ 2,500,600
CLP [Member] | Banco de Credito e Inversiones - Chile Due on January 08, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-15-2015
Due date of deposits			01-08-2016
Deposits monthly interest rate			0.33%
Long-term deposits			$ 7,762,889
CLP [Member] | Banco Santander - Chile Due on January 20, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-21-2015
Due date of deposits			01-20-2016
Deposits monthly interest rate			0.35%
Long-term deposits			$ 6,407,467
CLP [Member] | Banco Consorcio - Chile1 Due on January 20, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-21-2015
Due date of deposits			01-20-2016
Deposits monthly interest rate			0.34%
Long-term deposits			$ 460,521
CLP [Member] | Banco Santander - Chile1 Due on January 20, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-23-2015
Due date of deposits			01-20-2016
Deposits monthly interest rate			0.34%
Long-term deposits			$ 1,251,133
CLP [Member] | Banco Santander - Chile Due on January 11, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-24-2015
Due date of deposits			01-11-2016
Deposits monthly interest rate			0.33%
Long-term deposits			$ 1,651,271
CLP [Member] | Banco Santander - Chile Due on January 25, 2016 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-28-2015
Due date of deposits			01-25-2016
Deposits monthly interest rate			0.34%
Long-term deposits			$ 3,301,122
CLP [Member] | Banco Consorcio - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-20-2017
Due date of deposits	01-03-2018
Deposits monthly interest rate	0.24%
Long-term deposits	$ 4,804,224
CLP [Member] | HSBC Bank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-17-2015
Due date of deposits			01-14-2016
Deposits monthly interest rate			0.33%
Long-term deposits			$ 2,103,298
ARS [Member] | Banco Frances - Argentina [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-12-2016
Due date of deposits		01-11-2017
Deposits monthly interest rate		1.60%
Long-term deposits		$ 201,362